Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	5 Months Ended	7 Months Ended	12 Months Ended
	May 31, 2018	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Net income	$ 94	$ 409	$ 399	$ 359
Change in net unrealized gain on fixed maturities	(430)	(173)		890
Change in net gain on cash-flow hedging instruments	(18)	0		0
Change in foreign currency translation adjustments	1	2		(2)
OCI, net of tax	(447)	(171)	564	888
Comprehensive income (loss)	(353)	238	963	1,247
Accumulated Net Investment Gain (Loss) Attributable to Parent [Member]
Change in net unrealized gain on fixed maturities			565
AOCI Attributable to Parent [Member]
OCI, net of tax	$ (447)	$ (171)	$ 564	$ 888